INVENTORIES, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES, NET
Raw materials	$ 75,101	$ 54,001
Work in progress	78,955	88,941
Finished goods	64,843	110,577
Inventories, gross	218,899	253,519
Less: write-down of inventory value	(13,670)	(11,279)
Inventories, net	205,229	242,240
Raw materials held by third parties	2,697	12,846
Finished goods held by third parties	15,507	43,080
Carrying value of inventory, which is kept as a security for borrowings	$ 143,035